Accounts Receivable and Contract Assets - Accounts Receivable and Related Allowance for Doubtful Accounts (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable and contract assets	¥ 2,141,542	¥ 1,052,631
Credit loss allowance for accounts receivable and contract assets	(250,696)	(188,725)
Accounts receivable and contract assets, net	¥ 1,890,846	¥ 863,906